Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions
Schedule of groups provisions
	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of 06.30.2024	45,968	29	45,997
Additions (i)	6,529	-	6,529
Share of loss of associates	-	124	124
Recovery (i)	(1,871)	(47)	(1,918)
Used during the year	(674)	-	(674)
Gain on net monetary position (IAS 29)	(168)	-	(168)
As of 06.30.2025	49,784	106	49,890
Additions (i)	6,633	-	6,633
Share of loss of associates	-	78	78
Incorporation by business combination (iv)	393	-	393
Recovery (i)	(891)	-	(891)
Used during the year	(1,441)	-	(1,441)
Gain on net monetary position (IAS 29)	(858)	-	(858)
As of 06.30.2026	53,620	184	53,804
	06.30.2026	06.30.2025
Non-Current	47,827	42,964
Current	5,977	6,926
Total	53,804	49,890